Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions
Name of Related Parties	Relationship	Nature	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
			RMB	RMB	RMB	USD
Yang Cui	Executive director of Shenzhen Yiyun	Loan	16,100,000	-	-	-
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	71,036,490	42,421,345	35,991,345	5,081,585
Total:			87,136,490	42,421,345	35,991,345	5,081,585
Related party loan – current			20,000,000	42,421,345	-	-
Related party loan – non-current			67,136,490	-	35,991,345	5,081,585

Schedule of Maturities	The maturities schedule is as follows:
Twelve months ending December 31,	RMB	USD
2024	-	-
2025	35,991,345	5,081,585
Total	35,991,345	5,081,585

Schedule of Non-Interest Bearing and Due On Demand
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Other payables Related Party-Joyous JD	-	1,067,903	1,086,012	153,333